Variable Interest Entities (Details) - NSPML - NSPML - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Equity Method Investment, Underlying Equity in Net Assets	$ 547	$ 554
Maximum exposure to losss	$ 16	$ 23